SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Expected volatility			100.00%
Expected life	5 years		7 years 6 months
Expected dividend yield	0.00%	0.00%	0.00%
Exercise price			$ 2.50
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.69%	0.43%	1.45%
Expected volatility	62.84%	113.53%
Expected life		5 years
Exercise price	$ 4.84	$ 2.15
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	1.40%	0.66%	146.00%
Expected volatility	113.16%	119.03%
Expected life		10 years
Exercise price	$ 13.90	$ 3.85